Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Changes in Level 3 Liabilities Measured at Fair Value	Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.
Stock-Based Compensation Liability
Balance as of December 31, 2024	$—
Change in fair value – Capitalized Implementation Costs	35,340
Change in fair value – Software Expense	9,052
Balance as of March 31, 2025	$44,392
Change in fair value – Capitalized Implementation Costs	41,331
Change in fair value – Software Expense	30,946
Settlement of Stock-Based Compensation Liability	(116,669)
Balance as of June 30, 2025	$—
Balance as of September 30, 2025	$—

*        The valuation was based on a Monte Carlo simulation analysis of 100,000 iterations.

Schedule of Stock-Based Compensation Liability

The key inputs for the Monte Carlo simulation for the stock-based compensation liability as of May 12, 2025 were as follows:

Stock-Based Compensation Liability: Key Valuation Inputs*
Valuation Date Stock Price	$0.59
Volatility	102%
Risk-Free Rate	4.08%
Credit Risk Adjusted Rate	13.90%
Time period (years)	—

*        The valuation was based on a Monte Carlo simulation analysis of 100,000 iterations.

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table classifies the Company’s assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of September 30, 2025 and December 31, 2024:

	September 30, 2025
	Fair Value	Level 1	Level 2	Level 3
Investment in Equity Securities	$8,080,000	$8,080,000	$—	$—
December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Investment in Equity Securities	$—	$—	$—	$—